THE HARTFORD MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2002
(000'S OMITTED)

                                                         THE HARTFORD                THE HARTFORD TAX-            THE HARTFORD TAX-
                                                         INCOME FUND                FREE CALIFORNIA FUND          FREE NEW YORK FUND
                                                      -------------------            -------------------         -------------------
ASSETS
   Cash                                               $                --            $                --         $                --
   Receivables: fund shares sold                                   10,000                         10,000                      10,000
                                                      -------------------            -------------------         -------------------
TOTAL ASSETS                                                       10,000                         10,000                      10,000
                                                      -------------------            -------------------         -------------------

LIABILITIES

TOTAL LIABILITIES                                                      --                             --                          --
                                                      -------------------            -------------------         -------------------
NET ASSETS                                            $            10,000            $            10,000         $            10,000
                                                      ===================            ===================         ===================

SUMMARY OF NET ASSETS:
   Capital, par value $0.001 per share;
      Shares authorized: 300,000 per fund;            $            10,000            $            10,000         $            10,000
                                                      -------------------            -------------------         -------------------
   Net assets                                         $            10,000            $            10,000         $            10,000
                                                      ===================            ===================         ===================

CLASS A
Net Assets:                                           $             8,000            $             8,000         $             8,000
                                                      -------------------            -------------------         -------------------
Shares outstanding:                                                   800                            800                         800
                                                      -------------------            -------------------         -------------------
Net Asset Value per share:                            $             10.00            $             10.00         $             10.00
                                                      -------------------            -------------------         -------------------
Maximum offering price per share:                     $10.00/95.5%=$10.47            $10.00/95.5%=$10.47         $10.00/95.5%=$10.47
                                                      -------------------            -------------------         -------------------
CLASS B
Net Assets:                                           $             1,000            $             1,000         $             1,000
                                                      -------------------            -------------------         -------------------
Shares outstanding:                                                   100                            100                         100
                                                      -------------------            -------------------         -------------------
Net Asset Value per share:                            $             10.00            $             10.00         $             10.00
                                                      -------------------            -------------------         -------------------
CLASS C
Net Assets:                                           $             1,000            $             1,000         $             1,000
                                                      -------------------            -------------------         -------------------
Shares outstanding:                                                   100                            100                         100
                                                      -------------------            -------------------         -------------------
Net Asset Value per share:                            $             10.00            $             10.00         $             10.00
                                                      -------------------            -------------------         -------------------
Maximum offering price per share:                     $  10.00/99%=$10.10            $  10.00/99%=$10.10         $  10.00/99%=$10.10
                                                      -------------------            -------------------         -------------------

                                                                      THE HARTFORD               THE HARTFORD SHORT
                                                                  INFLATION PLUS FUND               DURATION FUND
                                                                  -------------------            -------------------
ASSETS
   Cash                                                           $                --            $                --
   Receivables: fund shares sold                                               10,002                         10,002
                                                                  -------------------            -------------------
TOTAL ASSETS                                                                   10,002                         10,002
                                                                  -------------------            -------------------

LIABILITIES

TOTAL LIABILITIES                                                                  --                             --
                                                                  -------------------            -------------------
NET ASSETS                                                        $            10,002            $            10,002
                                                                  ===================            ===================

SUMMARY OF NET ASSETS:
   Capital, par value $0.001 per share;
      Shares authorized: 300,000 per fund;                        $            10,002            $            10,002
                                                                  -------------------            -------------------
   Net assets                                                     $            10,002            $            10,002
                                                                  ===================            ===================

CLASS A
Net Assets:                                                       $             8,002            $             8,002
                                                                  -------------------            -------------------
Shares outstanding:                                                               800                            800
                                                                  -------------------            -------------------
Net Asset Value per share:                                        $             10.00            $             10.00
                                                                  -------------------            -------------------
Maximum offering price per share:                                 $10.00/95.5%=$10.47              $10.00/97%=$10.31
                                                                  -------------------            -------------------
CLASS B
Net Assets:                                                       $             1,000            $             1,000
                                                                  -------------------            -------------------
Shares outstanding:                                                               100                            100
                                                                  -------------------            -------------------
Net Asset Value per share:                                        $             10.00            $             10.00
                                                                  -------------------            -------------------
CLASS C
Net Assets:                                                       $             1,000            $             1,000
                                                                  -------------------            -------------------
Shares outstanding:                                                               100                            100
                                                                  -------------------            -------------------
Net Asset Value per share:                                        $             10.00            $             10.00
                                                                  -------------------            -------------------
Maximum offering price per share:                                 $  10.00/99%=$10.10            $  10.00/99%=$10.10
                                                                  -------------------            -------------------

The accompanying notes are an integral part of this financial statement.

THE HARTFORD MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                 THE       THE HARTFORD TAX-  THE HARTFORD TAX-   THE HARTFORD      THE HARTFORD
                                              HARTFORD      FREE CALIFORNIA     FREE NEW YORK      INFLATION           SHORT
                                             INCOME FUND          FUND              FUND           PLUS FUND        DURATION FUND
                                             ----------        ----------        ----------        ----------        ----------
                                          FOR THE ONE DAY   FOR THE ONE DAY    FOR THE ONE DAY   FOR THE ONE DAY   FOR THE ONE DAY
                                            PERIOD ENDED      PERIOD ENDED       PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                          OCTOBER 31, 2002  OCTOBER 31, 2002   OCTOBER 31, 2002  OCTOBER 31, 2002  OCTOBER 31, 2002
                                           (000'S OMITTED)   (000'S OMITTED)   (000'S OMITTED)   (000'S OMITTED)   (000'S OMITTED)
                                             ----------        ----------        ----------        ----------        ----------
OPERATIONS
   Net investment income (loss)              $       --        $       --        $       --        $       --        $       --
   Net realized gain (loss) on
    investments                                      --                --                --                --                --
   Net unrealized appreciation
     (depreciation) of investments                   --                --                --                --                --
                                             ----------        ----------        ----------        ----------        ----------
   Net increase (decrease) in net
     assets resulting from operations                --                --                --                --                --
                                             ----------        ----------        ----------        ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income
      Class A                                        --                --                --                --                --
      Class B                                        --                --                --                --                --
      Class C                                        --                --                --                --                --
   From net realized gain on
     investments
      Class A                                        --                --                --                --                --
      Class B                                        --                --                --                --                --
      Class C                                        --                --                --                --                --
                                             ----------        ----------        ----------        ----------        ----------
      Total Distributions                            --                --                --                --                --
                                             ----------        ----------        ----------        ----------        ----------

CAPITAL SHARE TRANSACTIONS:
      Class A                                     8,000             8,000             8,000             8,002             8,002
      Class B                                     1,000             1,000             1,000             1,000             1,000
      Class C                                     1,000             1,000             1,000             1,000             1,000
                                             ----------        ----------        ----------        ----------        ----------
           Net increase from capital
             share transactions                  10,000            10,000            10,000            10,002            10,002
                                             ----------        ----------        ----------        ----------        ----------
           Net increase in net assets            10,000            10,000            10,000            10,002            10,002
NET ASSETS:
   Beginning of period                               --                --                --                --                --
                                             ----------        ----------        ----------        ----------        ----------
   End of period                             $   10,000        $   10,000        $   10,000        $   10,002        $   10,002
                                             ==========        ==========        ==========        ==========        ==========

The accompanying notes are an integral part of this financial statement.

THE HARTFORD MUTUAL FUNDS, INC.
(OCTOBER 31, 2002
000'S OMITTED)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION:

    The Hartford Mutual Funds, Inc. (the Company) is an open-end management investment company comprised of twenty-six portfolios. Five of these portfolios are included in these financial statements. They are The Hartford Income Fund, The Hartford Tax-Free California Fund, The Hartford Tax-Free New York Fund, The Hartford Inflation Plus Fund and The Hartford Short Duration Fund (each a "Fund" or together the "Funds"). The Company is organized under the laws of the State of Maryland. Each Fund is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as a diversified Fund, except for The Hartford Tax-Free California Fund, The Hartford Tax-Free New York Fund and The Hartford Inflation Plus Fund which are non-diversified.

    The accompanying financial statements present the financial position of the Funds as of October 31, 2002, (the date of inception of the Funds) and the changes in the funds' net assets for the one day period then ended. On that date, the Funds issued shares to their initial investor. No other operations occurred and, accordingly, a statement of operations and financial highlights have not been presented for the one day period ended October 31, 2002.

    The Funds, their classes and investment objectives are listed below:

    The Hartford Income Fund                        -   Seeks to provide a high level of current income. Capital
    (Income Fund)                                       appreciation is a secondary objective.
    Classes A, B and C
    The Hartford Tax-Free California Fund           -  Seeks to provide current income exempt from both federal and
    (Tax-Free California Fund)                         California income tax.
    Classes A, B and C
    The Hartford Tax-Free New York Fund             -  Seeks to provide current income exempt from federal, New York
    (Tax-Free New York Fund)                           State and New York City income tax.
    Classes A, B and C
    The Hartford Inflation Plus Fund                -  Seeks a total return that exceeds the rate of inflation over an
    (Inflation Plus Fund)                              economic cycle.
    Classes A, B and C
    The Hartford Short Duration Fund                -  Seeks to provide a high level of income.
    (Short Duration Fund)
    Classes A, B and C

     Class A shares of the Income Fund, Tax-Free California Fund, Tax-Free New York Fund and Inflation Plus Fund are sold with a front-end sales charge of up to 4.50%. Class A shares of the Short Duration Fund are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of up to 1%. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance, and except that Class B shares automatically convert to Class A shares after 8 years.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Funds, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions-Security transactions are recorded on the trade date (date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

     b) Security Valuation and Investment Income-Equity securities are valued at the last sales price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day then such securities are valued at the mean between the bid and asked prices. The difference between cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in net assets.

     Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term investments with maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time until maturity, the investments are valued at amortized cost.

     Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rates at the end of each business day. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors.

     Investment income such as dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis.

     c) Foreign Currency Transactions-The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

          The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

          Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

     d) Joint Trading Account-Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company (HIMCO). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

     e) Futures, Options on Futures and Options Transactions-A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.

          At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

          The use of futures contracts involve elements of market and counterparty risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

          The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

          The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Assets and Liabilities, which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

          The Fund's had no option or futures contracts activity for the one day period ended October 31, 2002.

     f) Indexed Securities-The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

     g) Federal Income Taxes-For federal income tax purposes, the Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. On a calendar year basis, the funds are subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

     h) Fund Share Valuation and Dividend Distributions to Shareholders-Orders for a Fund's shares are executed in accordance with the investment instructions of the shareholders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the per-share net asset value next determined.

          Each Fund intends to distribute substantially all of its net investment income and net realized capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income of the Funds will be declared and paid monthly. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each Fund.

          Net investment income and net realized capital gains available for distribution are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses; losses deferred due to wash sales and excise tax regulations. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds' capital accounts.

     i) Use of Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

     j) Restricted Securities-Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for the Inflation Plus Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors.

3.   EXPENSES:

     a) Investment Management and Advisory Agreements-Hartford Investment Financial Services Company (HIFSCO), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to each Fund pursuant to an Investment Advisory Agreement. As investment manager, HIFSCO has overall investment supervisory responsibility for each Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Funds. HIFSCO has contracted with HIMCO, a wholly owned subsidiary of The Hartford, for the provision of day to day investment management services for the Funds. Each Fund pays a fee to HIFSCO, a portion of which may be used to compensate HIMCO.

          The schedule below reflects the rates of compensation paid to HIFSCO for investment advisory services rendered:

                                                                TAX-FREE CALIFORNIA FUND, TAX-FREE NEW YORK FUND
               INCOME FUND AND INFLATION PLUS FUND                           AND SHORT DURATION FUND
        -------------------------------------------------       ------------------------------------------------
        AVERAGE DAILY NET ASSETS               ANNUAL FEE       AVERAGE DAILY NET ASSETS              ANNUAL FEE
        ------------------------               ----------       ------------------------              ----------
        On first $500 million                         .60%      On first $500 million                        .55%
        Over $500 million                             .55%      Over $500 million                            .50%

     b) Distribution and Service Plan for Class A, B and C Shares-HIFSCO, is the principal underwriter and distributor of the Funds. HIFSCO is engaged in distribution activities which include marketing, distribution and clearing of shares through broker-dealers, financing distribution costs and maintaining financial books and records. For the one day period ended, October 31, 2002, no revenues were received by HIFSCO.

          The Funds have adopted Distribution and Service Plans in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, to compensate the Distributor (HIFSCO) for activities intended to result in the sale and distribution of Classes A, B and C shares and for providing services for shareholders. The Distributor is compensated at an annual rate that may not exceed 0.35% of the average daily net asset value of Class A shares of the Fund, some or all of which may be remitted to brokers. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. The Company's Board of Directors has currently authorized the Funds to pay a 0.30% fee for Class A shares. Some or the entire 12b-1 fee for Class B shares may be remitted to broker-dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is a fee for service provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares, the Class A plan described above will apply to those shares. Under the Class C Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses. For Class C shares, some or the entire fee may be remitted to broker-dealers for distribution and/or shareholder account services.

     c) Operating Expenses-Allocable expenses incurred by the Funds are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund. The Hartford has voluntarily agreed to limit the total operating expenses of the Class A, B and C shares of all the Funds, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses. The annual expense limitations are as follows:

        FUND                            CLASS A        CLASS B        CLASS C
        ----                            -------        -------        -------
        Income Fund                      1.00%           1.70%          1.70%
        Tax-Free California Fund          .95%           1.65%          1.65%
        Tax-Free New York Fund            .95%           1.65%          1.65%
        Inflation Plus Fund              1.00%           1.70%          1.70%
        Short Duration Fund               .95%           1.65%          1.65%

          The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time without notice.

          Amounts incurred which exceed the above limits, are deducted from expenses and are reported as expense reimbursements or waivers on the Statement of Operations.

     d) Other Related Party Transactions-The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting, to the Funds. Certain officers of the Funds are directors and/or officers of HIFSCO, HIMCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Funds. Hartford Administrative Services Company (HASCO), a wholly owned subsidiary of The Hartford, is providing transfer agent services to the Funds.

4.   AFFILIATE HOLDINGS:

     As of October 31, 2002, Hartford Life Insurance, a subsidiary of The Hartford, owned shares in the Funds as follows:

        FUND                                 CLASS A     CLASS B     CLASS C
        ----                                 -------     -------     -------
        Income Fund                            800         100         100
        Tax-Free California Fund               800         100         100
        Tax-Free New York Fund                 800         100         100
        Inflation Plus Fund                    800         100         100
        Short Duration Fund                    800         100         100

     As of October 31, 2002, the receivables for the fund shares sold were from affiliates of The Hartford. Such receivables were collected on November 1, 2002.

5.   INVESTMENT TRANSACTIONS:

     For the one day period ended October 31, 2002, there were no purchases or sales of securities for the Funds.

6.   CAPITAL SHARE TRANSACTIONS:

     The following information is for the one day period ended October 31, 2002 (in 000's):

                                         Shares Sold 2002
                                        Shares      Amount
                                        ------------------
   Income Fund:
      Class A                             800      $ 8,000
      Class B                             100        1,000
      Class C                             100        1,000
   Tax-Free California Fund:
      Class A                             800        8,000
      Class B                             100        1,000
      Class C                             100        1,000
   Tax-Free New York Fund:
      Class A                             800        8,000
      Class B                             100        1,000
      Class C                             100        1,000
   Inflation Plus Fund:
      Class A                             800        8,002
      Class B                             100        1,000
      Class C                             100        1,000
   Short Duration Fund:
      Class A                             800        8,002
      Class B                             100        1,000
      Class C                             100        1,000

7.   CAPITAL LOSS CARRYFORWARDS:

     As of October 31, 2002 (tax year-end), the Funds had no capital loss carryforwards for U.S. federal income tax purposes.

Report of Independent Auditors

To the Shareholders and Board of Directors
The Hartford Mutual Funds, Inc.

We have audited the accompanying statements of assets and liabilities of The Hartford Income Fund, The Hartford Tax-Free California Fund, The Hartford Tax-Free New York Fund, The Hartford Inflation Plus Fund and The Hartford Short Duration Fund (certain funds within The Hartford Mutual Funds, Inc.) (the "Funds") as of October 31, 2002 and the related statements of changes in net assets for the one day period then ended. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position for each of the respective funds within The Hartford Mutual Funds, Inc. at October 31, 2002, and the changes in their net assets for the period indicated herein in conformity with accounting principles generally accepted in the United States.

                                                          Ernst & Young LLP

                                                          Minneapolis, Minnesota
                                                          December 6, 2002

THE HARTFORD MUTUAL FUNDS, INC.

BOARD OF DIRECTORS AND OFFICER INFORMATION
(UNAUDITED)

NON-INTERESTED DIRECTORS

                                                                                               NUMBER OF
                                          TERM OF                                              PORTFOLIOS IN
                       POSITION           OFFICE* AND                                          FUND
                       HELD WITH          LENGTH OF                                            COMPLEX          OTHER
NAME, AGE              THE                TIME               PRINCIPAL OCCUPATION(S)           OVERSEEN BY      DIRECTORSHIPS HELD
AND ADDRESS            COMPANY            SERVED             DURING PAST 5 YEARS               DIRECTOR         BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
WINIFRED ELLEN        Director           Since 1996          Ms. Coleman has served as         75               N/A
COLEMAN (age 70) 27                                          President of Saint Joseph
Buckingham Lane,                                             College since 1991 and
West Hartford, CT                                            President of Cashel House,
06117                                                        Ltd. (retail) since 1985.

DR. ROBERT M. GAVIN   Director           Since 2002          Mr. Gavin is an Educational       75               Mr. Gavin is a
(age 62) 751 Judd                                            consultant. Prior to                               director of Systems
Street Marine on                                             September 1, 2001, he was                          & Computer
St. Croix, MN 55047                                          President of Cranbrook                             Technology
                                                             Education Community; and                           Corporation
                                                             prior to July 1996,
                                                             President, Macalester
                                                             College, St. Paul MN.

DUANE E. HILL (age    Director           Since 2001          Mr. Hill is Partner Emeritus      75               N/A
57) 177 Broad                                                and a founding partner of TSG
Street, 12th Floor                                           Capital Group, a private
Stamford, CT 06901                                           equity investment firm that
                                                             serves as sponsor and lead
                                                             investor in leveraged buyouts
                                                             of middle market companies.
                                                             Mr. Hill is also a Partner of
                                                             TSG Ventures L.P., a private
                                                             equity investment company
                                                             that invests primarily in
                                                             minority-owned small
                                                             businesses.

PHILLIP O. PETERSON   Director           Since 2002          Mr. Peterson is a mutual fund     75               N/A
(age 58) 11155 Kane                                          industry consultant; He was a
Trail Northfield,                                            partner of KPMG LLP, through
Minnesota                                                    June 1999.

MILLARD HANDLEY       Director           Since 1996          Mr. Pryor has served as           75               Mr. Pryor is a
PRYOR, JR. (age 69)                                          Managing Director of Pryor &                       Director of Infodata
80 Lamberton Road                                            Clark Company (real estate                         Systems, Inc.
Windsor, CT 06095                                            investment), Hartford,                             (software company)
                                                             Connecticut, since June 1992.                      and CompuDyne
                                                                                                                Corporation
                                                                                                                (Security products
                                                                                                                and services).

JOHN KELLEY           Director           Since 1996          Mr. Springer served as            75               N/A
SPRINGER (age 71)                                            Chairman of Medspan, Inc.
27 Birch Point Lane                                          (health maintenance
Sunapee, NH 03782                                            organization) until March
                                                             2002.

* Term of Office: Each director may serve until his or her successor is elected and qualifies.

INTERESTED DIRECTORS AND OFFICERS

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS IN
                        POSITION HELD    TERM OF OFFICE**                                 FUND COMPLEX
NAME, AGE               WITH THE         AND LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY          OTHER DIRECTORSHIPS
AND ADDRESS             COMPANY          TIME SERVED        DURING PAST 5 YEARS           DIRECTOR             HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
THOMAS MICHAEL          Chairman of      Since 2002         Mr. Marra is President and    75                   Mr. Marra is a member
MARRA***(age 44) P.O.   the Board                           Chief Operating Officer of                         of the Board of
Box 2999 Hartford, CT                                       Hartford Life, Inc. He is                          Directors of The
06104-2999                                                  also a member of the Board                         Hartford Financial
                                                            of Directors and a member                          Services Group, Inc.
                                                            of the Office of the
                                                            Chairman for The Hartford
                                                            Financial Services Group,
                                                            Inc., the parent company of
                                                            Hartford Life. Mr. Marra
                                                            was named President of
                                                            Hartford Life in 2001 and
                                                            COO in 2000, and served as
                                                            Executive Vice President
                                                            and Director of Hartford
                                                            Life's Investment Products
                                                            Division from 1998 to 2000.
                                                            He was head of Hartford
                                                            Life's Individual Life and
                                                            Annuities Division from
                                                            1994 to 1998 after being
                                                            promoted to Senior Vice
                                                            President in 1994 and
                                                            Executive Vice President in
                                                            1996. Mr. Marra is also a
                                                            Managing Member and
                                                            President of HIFSCO and HL
                                                            Advisors.

LOWNDES ANDREW          Director         Since 1996         Mr. Smith served as Vice      75                   N/A
SMITH*** (age 63) 62                                        Chairman of Hartford
Little Stannard Beach                                       Financial Services Group,
Road Westbrook, CT                                          Inc. from February 1997 to
06498                                                       January 2002, as President
                                                            and Chief Executive Officer
                                                            of Hartford Life, Inc. from
                                                            February 1997 to January
                                                            2002, and as President and
                                                            Chief Operating Officer of
                                                            The Hartford Life Insurance
                                                            Companies from January 1989
                                                            to January 2002.

DAVID M.                President and    Since 2001         Mr. Znamierowski currently    51                   N/A
ZNAMIEROWSKI*** (age    Director****                        serves as President of
41) 55 Farmington                                           Hartford Investment
Avenue Hartford, CT                                         Management Company
06105                                                       ("HIMCO") and Senior Vice
                                                            President, Chief Investment
                                                            Officer for Hartford Life,
                                                            Inc. Mr. Znamierowski is
                                                            also a Managing Member and
                                                            Senior Vice President of
                                                            Hartford Investment
                                                            Financial Services, LLC
                                                            ("HIFSCO") and HL
                                                            Investment Advisers, LLC
                                                            ("HL Advisors"). Mr.
                                                            Znamierowski is the Group
                                                            Senior Vice President and
                                                            Chief Investment Officer
                                                            for The Hartford.

ROBERT W. BELTZ, JR.    Vice President   Since 2002         Mr. Beltz currently serves    N/A                  N/A
(age 53) 500                                                as Vice President,
Bielenberg Drive                                            Securities Operations of
Woodbury, MN 55125                                          Hartford Administrative
                                                            Services Company ("HASCO").
                                                            He also has served as
                                                            Assistant Vice President of
                                                            Hartford Life Insurance
                                                            Company since December 2001.

WILLIAM H. DAVISON,     Vice President   Since 2002         Mr. Davison is a Managing     N/A                  N/A
JR. (age 45) 55                                             Director and Director of
Farmington Avenue                                           Funds Management Group of
Hartford, CT 06105                                          Hartford Investment
                                                            Management Company.

BRUCE FERRIS (age 47)   Vice President   Since 2002         Mr. Ferris serves as Vice     N/A                  N/A
P.O. Box 2999                                               President and a director of
Hartford, CT                                                sales and marketing in the
06104-2999                                                  Investment Products
                                                            Division of Hartford Life
                                                            Insurance Company.

TAMARA L. FAGELY (age   Vice             Since 2002         Ms. Fagely has served as      N/A                  N/A
44) 500 Bielenberg      President,                          Assistant Vice President of
Drive Woodbury, MN      Controller and                      Hartford Life Insurance
55125                   Treasurer                           Company since 2001 and as
                                                            Vice President of Hartford
                                                            Administrative Services
                                                            Company since 1998; prior
                                                            to 1998, Second Vice
                                                            President of HASCO.

GEORGE RICHARD JAY      Vice President   Since 1996         Mr. Jay has served as         N/A                  N/A
(age 50) P.O. Box                                           Secretary and Director,
2999 Hartford, CT                                           Life and Equity Accounting
06104-2999                                                  and Financial Control, of
                                                            Hartford Life Insurance
                                                            Company since 1987.

STEPHEN T. JOYCE (age   Vice President   Since 2000         Mr. Joyce currently serves    N/A                  N/A
43) P.O. Box 2999                                           as Senior Vice President
Hartford, CT                                                and director of investment
06104-2999                                                  products management for
                                                            Hartford Life Insurance
                                                            Company. Previously he
                                                            served as Vice President
                                                            (1997-1999) and Assistant
                                                            Vice President (1994-1997)
                                                            of Hartford Life Insurance
                                                            Company.

DAVID N. LEVENSON       Vice President   Since 2000         Mr. Levenson serves as        N/A                  N/A
(age 36) P.O. Box                                           Senior Vice President of
Hartford, CT                                                Hartford Life Insurance
06104-2999                                                  Company and is responsible
                                                            for the Company's mutual
                                                            funds line of business. Mr.
                                                            Levenson joined The
                                                            Hartford in 1995. Mr.
                                                            Levenson is also a senior
                                                            vice president of HIFSCO.

RYAN JOHNSON (age 42)   Vice President   Since 2002         Mr. Johnson has served as     N/A                  N/A
P.O. Box 2999                                               Vice President and a
Hartford, CT                                                director of sales and
06104-2999                                                  marketing in the Investment
                                                            Products Division of
                                                            Hartford Life Insurance
                                                            Company since 1999.
                                                            Previously he was with
                                                            Guardian Insurance Company
                                                            in New York, New York.

JOHN C. WALTERS (age    Vice President   Since 2000         Mr. Walters serves as         N/A                  N/A
40) P.O. Box 2999                                           Executive Vice President
Hartford, CT                                                and Director of the
06104-2999                                                  Investment Products
                                                            Division of Hartford Life
                                                            Insurance Company.
                                                            Previously Mr. Walters was
                                                            with First Union
                                                            Securities. Mr. Walters is
                                                            also a Managing Member and
                                                            Executive Vice President of
                                                            HIFSO and HL Advisors.

KEVIN J. CARR (age      Vice President   Since 1996         Mr. Carr has served as        N/A                  N/A
48) 55 Farmington       and Secretary                       Assistant General Counsel
Avenue Hartford, CT                                         since 1999, Counsel since
06105                                                       November 1996 and Associate
                                                            Counsel since November
                                                            1995, of The Hartford
                                                            Financial Services Group,
                                                            Inc. Mr. Carr is also
                                                            Assistant Secretary of HL
                                                            Advisors,  HIFSCO and HIMCO.

** Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

*** "Interested person", as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of HIFSCO or affiliated companies.

**** Director of the Hartford Mutual Funds, Inc.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 1-888-843-7824 or by writing:

The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387